Equity Method Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments
Equity Method Investments

NOTE 8. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates at December 31, 2016 primarily include our interests in SKY Mexico, Game Show Network and Otter Media Holdings.

SKY Mexico We hold a 41.3% interest in SKY Mexico, which is a leading pay-TV provider in Mexico.

Game Show Network (GSN) We hold a 42.0% interest in GSN, a television network dedicated to game-related programming and internet interactive game playing.

Otter Media Holdings We hold a 48.3% interest in Otter Media Holdings, a venture between The Chernin Group and AT&T that is focused on acquiring, investing and launching over-the-top subscription video services.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2016	2015
Beginning of year	$1,606	$250
Additional investments	208	77
DIRECTV investments acquired	-	1,232
Equity in net income of affiliates	98	79
Dividends and distributions received	(61)	(30)
Currency translation adjustments	(156)	-
Other adjustments	(21)	(2)
End of year	$1,674	$1,606

Undistributed earnings from equity affiliates were $196 and $162 at December 31, 2016 and 2015.